Shareholder Report, Line Graph (Details) - USD ($)									2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended			14 Months Ended	15 Months Ended		17 Months Ended	18 Months Ended		20 Months Ended	21 Months Ended		23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended		30 Months Ended	32 Months Ended	33 Months Ended		36 Months Ended	38 Months Ended	39 Months Ended		42 Months Ended	44 Months Ended	45 Months Ended		48 Months Ended	50 Months Ended	51 Months Ended		54 Months Ended	57 Months Ended		60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	114 Months Ended
	May 28, 2025	Oct. 02, 2024	Apr. 30, 2024	Jan. 25, 2022	Jun. 22, 2021	Jun. 20, 2017	Sep. 30, 2016	Sep. 20, 2016	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2017	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2018	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2017	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2018	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2018	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2019	Mar. 31, 2026	Sep. 30, 2018	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2021	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2026
C000169744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Nasdaq Bank ETF
Accumulated Value							$ 10,060	$ 10,000							$ 12,988								$ 13,937						$ 14,982					$ 14,282				$ 12,810				$ 13,638				$ 8,465				$ 9,331				$ 17,364			$ 18,341		$ 18,040		$ 14,944		$ 12,458		$ 12,360		$ 16,441		$ 17,880		$ 18,858		$ 22,364	$ 22,892
C000169745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Nasdaq Food & Beverage ETF
Accumulated Value							10,110	10,000							10,391								10,026						10,084					10,016				10,400				11,148				9,080				11,128				13,679			12,964		14,654		13,517		14,815		13,433		14,281		14,951		13,941		12,837	13,434
C000169746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Nasdaq Oil & Gas ETF
Accumulated Value							10,554	10,000							10,474								9,696						10,321					12,996				9,984				8,572				4,367				5,104				8,522			10,522		14,758		13,854		15,446		17,533		19,099		17,373		18,358		17,521	24,058
C000169747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Nasdaq Pharmaceuticals ETF
Accumulated Value							9,866	10,000							9,890								10,187						10,812					12,032				11,061				10,479				10,051				12,460				13,367			13,404		14,086		12,772		14,001		13,812		15,232		15,830		15,238		15,927	19,267
C000169748 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust S-Network E-Commerce ETF
Accumulated Value							10,000	10,000							9,955								10,097						10,714					12,608				11,569				12,180				9,498				14,017				16,644			18,080		16,487		11,506		14,251		13,853		16,245		18,876		19,952		23,205	18,554
C000169749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Nasdaq Semiconductor ETF
Accumulated Value							10,361	10,000							12,592								14,282						16,467					15,472				16,201				17,779				16,981				24,699				33,470			34,851		36,303		25,337		33,928		35,509		47,745		49,289		40,072		59,325	78,452
C000169750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Nasdaq Transportation ETF
Accumulated Value							10,301	10,000							11,498								12,273						12,750					13,085				12,098				12,108				7,942				12,304				17,322			16,317		17,230		12,606		14,860		15,390		17,851		17,885		16,818		20,004	21,882
C000190378 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Emerging Markets Equity Select ETF
Accumulated Value						$ 10,000					$ 10,601							$ 11,315								$ 10,370						$ 10,815					$ 10,665				$ 8,241				$ 9,186				$ 11,090				$ 11,173			$ 11,303		$ 9,492		$ 10,742		$ 11,701		$ 12,633		$ 13,703		$ 12,986		$ 13,965		$ 14,020
C000190379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Bloomberg Shareholder Yield ETF
Accumulated Value						10,000					10,331							10,954								11,728						11,441					12,087				9,955				12,745				16,194				17,173			18,076		14,627		17,070		17,177		21,352		23,275		23,079		24,644		25,191
C000190380 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust SMID Capital Strength ETF
Accumulated Value						10,000					10,385							10,804								11,505						11,038					11,594				8,363				10,405				14,853				15,337			15,932		13,131		15,219		15,349		18,618		19,858		19,562		20,851		20,133
C000190381 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust SMID Growth Strength ETF
Accumulated Value						10,000					10,633							10,726								11,880						10,917					10,989				7,914				9,814				15,234				15,276			15,903		12,783		14,905		14,487		16,612		17,519		16,126		18,380		17,204
C000190382 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust S&P 500 Diversified Dividend Aristocrats ETF
Accumulated Value						10,000					10,296							10,800								11,715						11,517					12,020				9,581				11,913				15,792				16,292			17,507		14,502		16,758		16,405		19,264		21,192		20,096		22,676		23,151
C000227379 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust S-Network Streaming & Gaming ETF
Accumulated Value				$ 10,000					$ 9,519							$ 6,545								$ 8,654						$ 8,531					$ 10,463				$ 10,989				$ 12,141				$ 16,889				$ 12,711
C000227613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Indxx Medical Devices ETF
Accumulated Value					$ 10,000					$ 10,270							$ 8,907								$ 6,472						$ 8,101					$ 7,159				$ 8,470				$ 8,860				$ 8,010				$ 7,951			$ 7,573
C000248907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Bloomberg R&D Leaders ETF
Accumulated Value			$ 10,000										$ 11,901							$ 11,493							$ 15,109						$ 13,966
C000251153 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust New Constructs Core Earnings Leaders ETF
Accumulated Value		$ 10,000												$ 10,009								$ 12,433						$ 11,993
C000259078 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					First Trust Balanced Income ETF
Accumulated Value	$ 10,000											$ 10,919							$ 11,134
Nasdaq US BenchmarkTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US BenchmarkTM Index
Accumulated Value							10,147	10,000							11,185								12,046						12,758					14,189				13,860				14,612				12,633				16,871				20,548			22,274		23,025		18,263		20,961		22,014		27,170		29,854		29,193		35,262	34,576
Nasdaq US BenchmarkTM C000169747 Index [Member]
Account Value [Line Items]
Accumulated Value																																										14,611				12,631				16,869				20,545			22,271		23,022		18,261		20,958		22,012
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI ACWI Index
Accumulated Value				10,000			10,133	10,000	10,198						10,962	8,014							12,023	9,440					12,581	9,682				13,199	11,625			12,918	12,756			13,382	12,463			11,464	14,959			14,778	14,957			17,723			18,832		19,013		14,942		17,599		18,050		21,671		23,778		23,233		27,886	27,882
Nasdaq US BenchmarkTM C000169749 Index [Member]
Account Value [Line Items]
Accumulated Value																																																						20,547													27,169		29,851		29,191		35,263
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI Emerging Markets Index
Accumulated Value						10,000					10,843							11,798								10,755						10,939					10,538				9,004				11,648				14,261				13,769			12,640		9,898		11,288		11,056		12,175		13,936		13,196		16,351		17,095
Standard And Poor s 500 C000190379 Index [Member]
Account Value [Line Items]
Accumulated Value																		11,001								12,256																																												31,529
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500® Index
Accumulated Value	10,000	10,000	10,000			10,000					10,394	11,408	11,512	9,893				11,000	11,203	11,286		11,868				12,255	13,540	11,655				12,045	13,295				12,777				11,204				14,712				17,518				19,126			20,259		16,167		18,693		19,662		24,279		26,810		26,283		31,530		30,962
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Russell 3000® Index
Accumulated Value						10,000					10,422							11,011								12,254						11,976					12,612				10,884				14,504				17,689				19,127			19,798		15,755		18,099		18,979		23,402		25,659		25,091		30,127		29,629
Russell 3000 C000190381 Index [Member]
Account Value [Line Items]
Accumulated Value																																																																						30,126
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI World Index
Accumulated Value					10,000					10,056							10,279								8,082						9,557					9,856				11,953				13,052				12,798				15,304			15,217
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg US Aggregate Bond Index
Accumulated Value	10,000											10,415							10,525
Nasdaq US Benchmark BanksTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Benchmark BanksTM Index
Accumulated Value							9,970	10,000							13,132								14,198						15,220					15,404				14,019				15,414				10,527				11,258				19,255			20,893		19,679		15,917		15,285		15,610		21,438		23,071		25,468		31,443	31,250
Nasdaq US Smart BanksTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Smart BanksTM Index
Accumulated Value							10,062	10,000							13,043								14,039						15,145					14,483				13,020				13,912				8,653				9,577				17,909			18,985		18,730		15,550		12,998		12,938		17,277		18,858		19,933		23,722	24,337
Nasdaq US Smart Food And BeverageTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Smart Food & BeverageTM Index
Accumulated Value							10,113	10,000							10,429								10,092						10,181					10,144				10,566				11,362				9,282				11,415				14,089			13,388		15,186		14,046		15,444		14,030		14,970		15,717		14,700		13,573	14,242
Nasdaq US Benchmark Food Beverage and TobaccoTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Benchmark Food, Beverage and TobaccoTM Index
Accumulated Value							10,157	10,000							10,377								10,370						10,462					10,763				11,141				12,402				10,679				12,675				14,465			14,469		16,233		15,099		17,073		16,050		17,116		18,595		18,736		18,178	19,531
Nasdaq US Benchmark EnergyTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Benchmark EnergyTM Index
Accumulated Value							10,590	10,000							10,603								10,532						10,547					12,136				10,567				9,448				4,873				5,330				9,101			9,964		14,554		14,223		16,162		17,854		18,744		17,899		18,993		18,771	25,967
Nasdaq US Smart Oil And GasTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Smart Oil & GasTM Index
Accumulated Value							10,557	10,000							10,501								9,755						10,426					13,176				10,146				8,736				4,457				5,220				8,766			10,875		15,310		14,390		16,097		18,344		20,045		18,288		19,378		18,549	25,560
Nasdaq US Smart PharmaceuticalsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Smart PharmaceuticalsTM Index
Accumulated Value							9,870	10,000							9,924								10,260						10,925					12,200				11,248				10,701				10,299				12,814				13,762			13,849		14,607		13,292		14,617		14,464		16,000		16,680		16,109		16,895	20,511
Nasdaq US Benchmark PharmaceuticalsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Benchmark PharmaceuticalsTM Index
Accumulated Value							9,959	10,000							10,391								11,273						11,275					13,046				13,102				12,663				12,615				14,823				16,205			17,192		20,042		18,944		20,541		21,638		25,364		27,138		26,824		26,752	32,200
S Network Global E Commerce IndexTM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					S-Network Global E-Commerce IndexTM
Nasdaq US Smart SemiconductorTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Smart SemiconductorTM Index
Accumulated Value							10,367	10,000							12,644								14,389						16,642					15,682				16,468				18,136				17,371				25,354				34,475			36,010		37,632		26,323		35,371		37,134		50,114		51,913		42,319		62,858	83,386
Nasdaq US Benchmark SemiconductorsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Benchmark SemiconductorsTM Index
Accumulated Value							10,373	10,000							11,580								13,380						16,015					16,361				16,335				17,618				17,748				25,915				31,698			35,271		39,960		24,753		38,211		46,692		79,571		96,478		85,407		144,308	142,798
Nasdaq US Benchmark Industrial TransportationTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Benchmark Industrial TransportationTM Index
Accumulated Value							10,384	10,000							11,615								13,297						13,875					16,169				15,382				15,406				12,952				19,773				23,666			22,816		26,793		20,357		24,202		24,724		29,671		29,211		26,343		28,093	32,398
Nasdaq US Smart TransportationTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US Smart TransportationTM Index
Accumulated Value							$ 10,303	$ 10,000							$ 11,536								$ 12,359						$ 12,883					$ 13,260				$ 12,296				$ 12,350				$ 8,106				$ 12,603				$ 17,797			$ 16,749		$ 17,715		$ 12,965		$ 15,300		$ 15,900		$ 18,512		$ 18,608		$ 17,535		$ 20,928	$ 22,963
Nasdaq Riskalyze Emerging MarketsTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq Riskalyze Emerging MarketsTM Index
Accumulated Value						10,000					10,675							11,406								10,681						11,183					11,133				8,651				9,693				11,895				12,226			12,428		10,527		11,985		13,259		14,514		16,046		15,170		16,597		16,525
Nasdaq Emerging Large Mid CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq Emerging Large Mid CapTM Index
Accumulated Value						10,000					10,840							11,838								10,918						11,430					11,258				9,084				11,627				14,091				13,794			13,068		10,432		11,930		11,882		13,106		15,545		14,883		18,206		17,990
Nasdaq Riskalyze US Large CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq Riskalyze US Large CapTM Index
Accumulated Value						10,000					10,349							11,003								11,818						11,560					12,257				10,123				13,006				16,582				17,639			18,624		15,105		17,688		17,857		22,104		23,673		22,415		27,059		28,669
Bloomberg Shareholder Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg Shareholder Yield Index
The SMID Capital Strength Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					The SMID Capital Strength Index
Nasdaq Riskalyze US Mid CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq Riskalyze US Mid CapTM Index
Accumulated Value						10,000					10,398							10,856								11,595						11,156					11,755				8,497				10,608				15,198				15,738			16,410		13,559		15,763		15,955		19,423		20,344		18,683		20,620		20,890
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Russell 2500TM Index
Accumulated Value						10,000					10,541							11,067								12,248						11,563					11,753				8,965				12,014				16,979				17,422			17,035		13,744		15,266		15,295		18,539		19,300		17,963		21,261		22,174
S And P 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 1000® Index
Accumulated Value						10,000					10,451							10,990								12,091						11,239					11,528				8,596				11,070				16,069				16,346			16,639		13,673		15,600		15,568		18,886		19,703		18,336		20,760		21,701
Nasdaq Riskalyze US Small Cap TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq Riskalyze US Small CapTM Index
Accumulated Value						10,000					10,653							10,781								11,985						11,043					11,152				8,056				10,026				15,637				15,723			16,422		13,228		15,481		15,104		17,381		18,389		16,748		18,174		19,554
The SMID Growth Strength Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					The SMID Growth Strength Index
Nasdaq Riskalyze US Large Cap Select DividendTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq Riskalyze US Large Cap Select DividendTM Index
Accumulated Value						10,000					10,309							10,844								11,798						11,629					12,173				9,720				12,131				16,132				16,685			17,984		14,917		17,295		16,976		20,728		22,667		21,487		24,964		25,527
Nasdaq US 500 Large CapTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Nasdaq US 500 Large CapTM Index
Accumulated Value						$ 10,000					$ 10,387							$ 11,017								$ 12,258						$ 12,045					$ 12,794				$ 11,291				$ 15,055				$ 17,821				$ 19,445			$ 20,282		$ 16,132		$ 18,601		$ 19,587		$ 24,275		$ 26,800		$ 26,308		$ 31,759		$ 30,825
S And P 500 Sector Neutral Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					S&P 500® Sector-Neutral Dividend Aristocrats Index
S Network Streaming And Gaming Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					S-Network Streaming & Gaming Index
Accumulated Value				$ 10,000					$ 9,587							$ 6,608								$ 8,759						$ 8,681					$ 10,705				$ 11,284				$ 12,482				$ 17,476				$ 13,034
Indxx Medical Devices Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Indxx Medical Devices Index
Accumulated Value					10,000					10,309							8,987								6,538						8,181					7,258				8,615				9,052				8,176				8,159			7,738
MSCI World Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					MSCI World Health Care Index
Accumulated Value					$ 10,000					$ 10,152							$ 10,586								$ 9,158						$ 10,195					$ 10,154				$ 11,554				$ 12,270				$ 11,426				$ 11,288			$ 11,910
Bloomberg R And D Leaders Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg R&D Leaders Select Index
Accumulated Value			$ 10,000										$ 11,934							$ 11,560							$ 15,244						$ 14,136
Bloomberg New Constructs Core Earnings Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg New Constructs Core Earnings Leaders Index
Accumulated Value		$ 10,000												$ 10,034								$ 12,519						$ 12,113
Bloomberg Moderate Allocation Income Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																					Bloomberg Moderate Allocation Income Focus Index
Accumulated Value	$ 10,000											$ 10,930							$ 11,164